LEASE LIABILITY (Narrative) (Details) - Phyto BrandCo [Member] - CAD ($)	Sep. 15, 2021	Oct. 15, 2020
Lease Liabilities [Line Items]
Lease liabilities term		4 years
Monthly lease payment	$ 1,119	$ 1,119
Initial lease payment		$ 9,732
Incremental borrowing rate	10.00%	10.00%